Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligations
Summary of long-term asset retirement obligations

	December 31,	December 31,
	2022	2021

Refinery	$1,790	$1,336
Ontario Mineral Properties (Note 8)	—	338
Long-term Asset Retirement Obligations	$1,790	$1,674

Summary of continuity of the asset retirement obligation

Total ARO
Balance at January 1, 2021	$1,264
Change in estimate of discounted cash flows	410
Balance at December 31, 2021	1,674
Change in estimate from discounting	(274)
Change in estimate of costs	728
Transferred to liabilities held for sale (Note 8)	(338)
Balance at December 31, 2022	$1,790